Schedule of Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
Minimum lease payments receivable, 2014	¥ 237,741
Minimum lease payments receivable, 2015	167,343
Minimum lease payments receivable, 2016	123,217
Minimum lease payments receivable, 2017	76,956
Minimum lease payments receivable, 2018	32,084
Minimum lease payments receivable, 2019 and thereafter	11,006
Minimum lease payments receivable, Total	¥ 648,347